MAINTENANCE RIGHTS	12 Months Ended
Dec. 31, 2019
MAINTENANCE RIGHTS [Abstract]
MAINTENANCE RIGHTS
7.	MAINTENANCE RIGHTS

Changes in maintenance right assets, net of maintenance right liabilities, during the years ended December 31, 2019 and 2018 were as follows (dollars in thousands):

	December 31, 2019	December 31, 2018
Maintenance rights, net beginning balance	$298,207	$131,299
Acquisitions	94,664	189,864
Capitalized to aircraft improvements	(6,739)	(9,240)
Maintenance rights settled with retained maintenance payments	(3,996)	(2,369)
Cash receipts from maintenance rights	(4,637)	(3,013)
Maintenance rights associated with aircraft sold	(86,541)	(8,334)
Maintenance rights, net ending balance	$290,958	$298,207